Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Financial Statements [Abstract]
CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

NOTE 21 - CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

Presented below are the consolidated balance sheets, statements of income, comprehensive income and statements of cash flows for First West Virginia Bancorp, Inc.

BALANCE SHEETS

	December 31,
	2012	2011
ASSETS
Cash	$61,610	$113,387
Investment securities available-for-sale (at fair value)	214,905	228,654
Investment in subsidiary bank	35,518,824	34,301,866
Other assets	103,411	105,969

Total assets	$35,898,750	$34,749,876

LIABILITIES
Deferred compensation	$193,508	$211,664
Accrued expenses	2,469	11,702

Total liabilities	195,977	223,366

STOCKHOLDERS’ EQUITY	35,702,773	34,526,510

Total liabilities and stockholders’ equity	$35,898,750	$34,749,876

STATEMENTS OF INCOME

	Year Ended December 31,
	2012	2011	2010
INCOME
Dividends from subsidiary bank	$1,256,952	$1,256,952	$1,211,520
Gains on sales of investment securities	5,576	1,248	4,258
Other income	121,063	119,839	120,008

Total income	1,383,591	1,378,039	1,335,786

EXPENSES
Other expenses	201,627	178,963	171,246

Total expenses	201,627	178,963	171,246

Income before income taxes and undistributed net income of subsidiary	1,181,964	1,199,076	1,164,540

Income tax benefit	33,735	24,267	9,169

Equity in undistributed net income of subsidiary	1,322,061	1,230,802	1,165,572

NET INCOME	$2,537,760	$2,454,145	$2,339,281

STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2012	2011	2010
Net Income	$2,537,760	$2,454,145	$2,339,281

Other comprehensive income:
Investment securities available for sale
Unrealized holding gains arising during the period	9,983	3,850	19,319
Income tax effect	(3,757)	(1,449)	(7,270)
Reclassification of gains recognized in earnings	(5,576)	(1,248)	(4,258)
Income tax effect	2,098	470	1,602
Equity in other comprehensive income of subsidiary	(105,103)	2,225,695	(843,049)

Total other comprehensive income	$(102,355)	$2,227,318	$(833,656)

Comprehensive income	$2,435,405	$4,681,463	$1,505,625

STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2012	2011	2010
OPERATING ACTIVITIES
Net income	$2,537,760	$2,454,145	$2,339,281
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	6,832	8,093	7,365
Undistributed earnings of affiliate	(1,322,061)	(1,230,802)	(1,165,572)
Changes in operating assets and liabilities:
Other assets	(5,933)	(2,462)	9,355
Deferred compensation	(18,156)	(21,506)	(19,569)
Other liabilities	(9,233)	3,177	2,976
Net gains on sales of investment securities	(5,576)	(1,248)	(4,258)

Net cash provided by operating activities	1,183,633	1,209,397	1,169,578

INVESTING ACTIVITIES
Proceeds from sales of securities	115,604	77,332	91,426
Purchases of investment securities	(91,872)	(54,578)	(67,599)

Net cash provided by investing activities	23,732	22,754	23,827

FINANCING ACTIVITIES
Dividends paid	(1,259,142)	(1,256,139)	(1,210,677)

Net cash used in financing activities	(1,259,142)	(1,256,139)	(1,210,677)

Net decrease in cash and cash equivalents	(51,777)	(23,988)	(17,272)

Cash and cash equivalents at beginning of year	113,387	137,375	154,647

Cash and cash equivalents at end of year	$61,610	$113,387	$137,375